Mining Interest, Plant and Equipment	12 Months Ended
Apr. 30, 2021
Disclosure Of Property Plant And Equipment [Abstract]
Mining Interest, Plant and Equipment
8.	Mining interest, plant and equipment

	Mining Interest	Plant and Equipment		Corporate Equipment	Total
		Mining Altiplano
Cost
Balance, April 30, 2019	$68,430	$25,469	$2,046	$715	$96,660
Additions	1,613	251	-	10	1,874
Sale of Altiplano	-	-	(2,137)	-	(2,137)
Effect of foreign exchange	2,733	883	91	-	3,707
Balance, April 30, 2020	72,776	26,603	-	725	100,104
Increase in ARO provision (note 12)	871	-	-	-	871
Additions	491	483	-	-	974
Effect of foreign exchange	(8,637)	(3,129)	-	-	(11,766)
Balance, April 30, 2021	$65,501	$23,957	$-	$725	$90,183

Depreciation
Balance, April 30, 2019	$(43,936)	$(14,493)	$-	$(613)	$(59,042)
Depreciation for the year	(1,374)	(1,851)	-	(78)	(3,303)
Effect of foreign exchange	(1,814)	(643)	-	-	(2,457)
Balance, April 30, 2020	(47,124)	(16,987)	-	(691)	(64,802)
Depreciation for the year	(1,188)	(2,532)	-	(17)	(3,737)
Effect of foreign exchange	5,648	2,112	-	-	7,760
Balance, April 30, 2021	$(42,664)	$(17,407)	$-	$(708)	$(60,779)

Carrying amounts
Balance, April 30, 2020	$25,652	$9,616	$-	$34	$35,302
Balance, April 30, 2021	$22,837	$6,550	$-	$17	$29,404

8.	Mining interest, plant and equipment – (cont’d)

San Martin

The Company’s mining interest, plant and equipment pertain to gold and silver extraction and processing through it’s San Martin mine.

Sale of Altiplano Facility

In August, 2015, the Company acquired Cortez Gold Corp. in an all-share transaction completed pursuant to a court approved Plan of Arrangement under the Business Corporations Act (British Columbia), which owned Altiplano and its facility, which processes third party gold and silver concentrate in Matehuala, Mexico. The Company accepted an offer on July 5, 2019, to sell 100% of the shares of Altiplano for US$1.6 million payable in quarterly installments to May 31, 2020 (full payment received). As a result, the Company recorded an impairment of $4,804 to the Statement of Operations and Comprehensive Income (Loss) during the year ended  April 30, 2019, and $39 expensed to the Statement of Operations and Comprehensive Income (Loss) in the year ending April 30, 2020.

Sale of San Pedrito

On March 21, 2017, the Company finalized the sale of its San Pedrito Property, a non-core asset located in Queretaro, Mexico for Mexican Pesos (“MXN$”) 192,784,331 and reported a gain of $7,128 on the Statement of Operations and Comprehensive Loss during the year ended April 30, 2017. During the year ending April 30, 2019, the Company received MXN$ 15,000,000 ($1,027) and interest of MXN$ 2,300,000 ($159) on 6 ha of the remaining 14 ha of parcels to be paid and made an allowance for the remaining receivable of $441 to the Statements of Operations and Comprehensive Income (Loss).